Debentures and Long-term Loans from Financial Institutions (Schedule of Debentures) (Details) - ILS (₪) ₪ in Millions	Dec. 31, 2017	Dec. 31, 2016
Non- current liabilities
Debentures	₪ 2,360	₪ 2,866
Long-term loans from financial institutions	462	340
Non- current liabilities	2,822	3,206
Current liabilities
Current maturities of debentures	618	863
Current maturities of loans from financial institutions	78
Current liabilities	₪ 618	₪ 863